Exhibit 99.13

EXHIBIT 99.13         DIGITAL RISK REBUTTAL FINDINGS REPORT

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions
XXXX	408074399	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
XXXX	408074401	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
XXXX	408074335	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised PCCD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX XXXXPM)
Lender acknowledges with no change in grade EV2. (Acknowledged)

XXXX	408074322	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(2)(i).

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The CD issued on XX/XX/XXXX provided was signed by the borrower on XX/XX/XXXX with a disbursement of XX/XX/XXXX. An additional CD was issued on XX/XX/XXXX with a disbursement date of XX/XX/XXXX and a different Cash-to-Close. The regulation states that the creditor is responsible for ensuring that the consumer(s) receives the most recent revised CD prior to consummation. Evidence the borrower received the updated CD issued on XX/XX/XXXX on consummation of XX/XX/XXXX is required. (Upheld)
+H6
Response 2 (XX/XX/XXXX XXXXPM)
The only change was per diem interest, which does not require a revised disclosure. The finding is not valid. (Void)

XXXX	408074338	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
XXXX	408074321	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XX/XX/XXXX  was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

XXXX	408074347	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
XXXX	408074328	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
XXXX	408074329	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
XXXX	408074354	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.
XXXX	408074332	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.

Loan Number	Loan ID	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating
XXXX	408074399	(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Seller must apply due diligence for each mortgage loan on which a borrower is obligated, including co-signed mortgage loans and mortgage loans not related to the subject transaction, to determine the loan payments are current as of the Note date of the subject transaction. The credit report for Borrower 3 reflected a mortgage with a last payment activity date of XX/XX/XXXX. The subject loan closed on XX/XX/XXXX. The loan file did not contain documentation that verified Borrower 3's mortgage was paid as agreed for XX/XX/XXXX and XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The final loan application for Borrower 1 and Borrower 2 reflected a rental property located at XXXX had a monthly housing payment of XXXX and the final loan application for Borrower 3 reflected their primary residence located at XXXX had a monthly housing payment of XXXX. The loan file did not contain documentation to verify these properties monthly housing payments. It should be noted that XXXX was a condominium unit and may have HOA dues associated with the property.

Response 1 (XX/XX/XXXX XX:XXPM)
The HOA fee of XXXX per month on XXXX takes the DTI to XXXX%. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
PITIA re-reviewed. Documentation is sufficient. DTI is XXXX%. (Resolved)

			(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.		3	1	3	1
XXXX	408074401	(Clear) Income - Tax Transcripts Missing-

Tax transcripts are required. The loan file contains an SLV to allow for borrower provided transcripts because LLSIRS has confirmed they are running behind on providing tax transcripts. The loan file does not contain tax transcripts obtained directly from the IRS via a third party or from the borrower. A condition of the SLV was not met. (Upheld)

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The appraisal reflects the subject property has leased solar panels; however, there is no documentation for leased solar and no payment included in the DTI, if applicable. It should be noted; the bank statements reflects payment to XXXX for XXXX; however, it can not be confirmed this is the solar lease payment. The DTI will be recalculated when the payment is confirmed. The solar panel lease must meet XXX guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

			(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	owned subject XX years, XXXX in assets, clean credit history, XXX LTV	3	1	3	1
XXXX	408074335	(Open) Credit - Other- Lender Guidelines require valuation product to be a CDA. Client provided AVM instead not meeting guideline requirements. Response 1 (XX/XX/XXXX XX:XXPM) Client requested Waive for guideline exception based on AVM provided supported original appraised value. (Waived)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. FNMNA CU did not provide a risk score. Response 1 (XX/XX/XXXX XX:XXPM) AVM supports original appraised value. (Resolved)		3	2	1	2
XXXX	408074322	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports appraised value.		1	1	1	1
XXXX	408074338	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The File contains a CDA which supports the opinion of value in the origination report.		1	1	1	1
XXXX	408074321	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supported appraised value.		3	1	1	1
XXXX	408074347	(Clear) Verification Documentation - VVOE Salaried/Aged- The VVOE from XXXX dated XX/XX/XXXX was expired as of the XX/XX/XXXX Note date. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports appraised value.		2	1	2	1
XXXX	408074328	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score was 1.		1	1	1	1
XXXX	408074329	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.		1	1	1	1
XXXX	408074354	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supported the appraised value.		1	1	1	1
XXXX	408074332	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Open) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The CU Score was 2.6. The XXXX provided is not a CDA. Response 1 (XX/XX/XXXX XX:XXPM) XXXX report received is not a CDA. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor to utilize AVM. (Waived)	XXX Score. XXXX% DTI. XXXX per month residual income.	3	2	1	1

Loan Number	Loan ID	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)
XXXX	408074399	1	1	1	1	C	A	C	A	A	A	A	A	C
XXXX	408074401	1	1	1	1	C	A	C	A	A	A	A	A	C
XXXX	408074335	2	2	3	1	C	B	A	B	C	A	B	B	C
XXXX	408074322	1	1	1	1	A	A	A	A	A	A	A	A	A
XXXX	408074338	1	1	1	1	A	A	A	A	A	A	A	A	A
XXXX	408074321	3	1	1	1	C	A	A	A	A	A	C	A	C
XXXX	408074347	1	1	1	1	B	A	B	A	A	A	A	A	B
XXXX	408074328	1	1	1	1	A	A	A	A	A	A	A	A	A
XXXX	408074329	1	1	1	1	A	A	A	A	A	A	A	A	A
XXXX	408074354	1	1	1	1	A	A	A	A	A	A	A	A	A
XXXX	408074332	1	1	3	2	C	B	A	A	C	B	A	A	C

Loan Number	Loan ID	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)
XXXX	408074399	A	C	A	A	A	A	A	C	A	C	A	A
XXXX	408074401	A	C	A	A	A	A	A	C	A	C	A	A
XXXX	408074335	B	A	B	C	A	B	B	C	B	A	B	C
XXXX	408074322	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074338	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074321	A	A	A	A	A	C	A	C	A	A	A	A
XXXX	408074347	A	B	A	A	A	A	A	B	A	B	A	A
XXXX	408074328	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074329	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074354	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074332	B	A	A	C	B	A	A	C	B	A	A	C

Loan Number	Loan ID	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)
XXXX	408074399	A	A	A	C	A	C	A	A	A	A	A	C
XXXX	408074401	A	A	A	C	A	C	A	A	A	A	A	C
XXXX	408074335	A	B	B	C	B	A	B	C	A	B	B	C
XXXX	408074322	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074338	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074321	A	C	A	C	A	A	A	A	A	C	A	C
XXXX	408074347	A	A	A	B	A	B	A	A	A	A	A	B
XXXX	408074328	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074329	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074354	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	408074332	B	A	A	C	B	A	A	C	B	A	A	C

Loan Number	Loan ID	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	408074399	A	C	A	A	A	A	A
XXXX	408074401	A	C	A	A	A	A	A
XXXX	408074335	B	A	B	C	A	B	B
XXXX	408074322	A	A	A	A	A	A	A
XXXX	408074338	A	A	A	A	A	A	A
XXXX	408074321	A	A	A	A	A	C	A
XXXX	408074347	A	B	A	A	A	A	A
XXXX	408074328	A	A	A	A	A	A	A
XXXX	408074329	A	A	A	A	A	A	A
XXXX	408074354	A	A	A	A	A	A	A
XXXX	408074332	B	A	A	C	B	A	A